Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Assets, Noncurrent Disclosure [Abstract]
Deferred costs	$ 505	3,134	740
Deposits - long-term	3,133	19,442	62,139
Others	4,887	30,316	23,968
Other non-current assets	$ 8,525	52,892	86,847